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                      Delaware Limited-Term Government Fund

                      Supplement to the current prospectus

The following supplements the section of the prospectus entitled "The securities we typically invest in":

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                      Securities                       |                         How we use them
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                                                       |              Delaware Limited-Term Government Fund
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
Interest rate swap agreements:  In an interest rate    | Interest rate swaps may be used to adjust the Fund's sensitivity
swap, a fund receives payments from another party      | to interest rates by changing its duration.  We may also use
based on a floating interest rate in return for        | interest rate swaps to hedge against changes in interest rates.
making payments based on a fixed interest rate.  An    |
interest rate swap can also work in reverse, with a    | Interest rate swaps will be considered illiquid securities.
fund receiving payments based on a fixed interest      |
rate and making payments based on a floating interest  |
rate.                                                  |
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The following supplements the section of the prospectus entitled "The risks of investing in the Fund":

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                        Risks                          |                    How we strive to manage them
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                                                       |               Delaware Limited-Term Government Fund
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
Interest rate risk: Swaps may be particularly          | The Fund will not invest in interest rate swaps with maturities
sensitive to interest rate changes.  Depending on the  | of more than two years.  Each business day we will calculate the
actual movements of interest rates and how well the    | amount the Fund must pay for any swaps it holds and will
portfolio manager anticipates them, a fund could       | segregate enough cash or other liquid securities to cover that
experience a higher or lower return than               | amount.
anticipated.  For example, if a fund holds interest    |
rate swaps and is required to make payments based on   | When selecting dealers with whom we would make interest rate or
variable interest rates, it will have to make          | index swap agreements, we focus on those with high quality
increased payments if interest rates rise, which will  | ratings and do careful credit analysis before investing.
not necessarily be offset by the fixed-rate payments   |
it is entitled to receive under the swap agreement.    |
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Liquidity risk (see prospectus for discussion of this  | Swap agreements will be treated as illiquid securities, but most
risk)                                                  | swap dealers will be willing to repurchase interest rate swaps.
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